FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	June 30, 2012

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Vincent Campagna
Title:		Chief Compliance Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

      Vincent Campagna New York, NY, August 2, 2012

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		68

Form 13F Information Value Total:		$632,433

List of Other Managers Included:			0



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FORM 13F                                          (SEC USE ONLY)
                                                                       6/30/2012

Name of Reporting Manager

Item 6:                                            Item 8:
              Item 1:                        Item 2:       Item 3:       Item 4:
Item 5:                             Investment Discretion                   Item 7:
Voting Authority Shares
                                              Title                       Fair
Shares or     Shares (SH)               (a) Sole  (b) Shared- (c) Shared-     Managers
          Name of Issuer                     of Class     Cusip No.    Market Value
Principal AmtPrincipal (PRIN) Put/Call              As Defined    Other      See Instr. V
(a) Sole (b) Shared  (c) None
                                                                    in Instr. V

AT&T Inc.                           (T)        COM        00206R102      $12,976,000
363,868       SH                   363,868
172,629              191,239
Allergan Inc.                       (AGN)      COM         18490102       $9,289,000
100,350       SH                   100,350
50,750               49,600
American Express Company            (AXP)      COM        025816109      $10,207,000
175,350       SH                   175,350
81,400               93,950
American Waterworks                 (AWK)      COM        030420103       $6,585,000
192,100       SH                   192,100
95,350               96,750
Ameriprise Financial Inc.           (AMP)      COM        03076C106       $6,524,000
124,830       SH                   124,830
61,280               63,550
Anadarko Petroleum Corp.            (APC)      COM        032511107       $6,713,000
101,400       SH                   101,400
47,050               54,350
Apple Computer Inc.                 (AAPL      COM        037833100      $33,749,000
57,790       SH                    57,790
29,560               28,230
Bank of America Corp.               (BAC)      COM         60505104      $11,043,000
1,350,000       SH                  1,350,000
1,350,000              0.00
Berkshire Hathaway Inc.            (BRK/B    CL B NEW     084670702       $4,575,000
54,900       SH                    54,900
26,000               28,900
Bristol-Myers Squibb Co.            (BMY)      COM        110122108      $10,336,000
287,500       SH                   287,500
144,900              142,600
CF Industries Holdings Inc.         (CF)       COM        125269100       $8,505,000
43,900       SH                    43,900
21,500               22,400
CVS / Caremark Corp                 (CVS)      COM        126650100       $9,834,000
210,445       SH                   210,445
113,905               96,540
Cameron International               (CAM)      COM        13342B105         $498,000
11,650       SH                    11,650
11,650               0.00
Capital One Financial Corp.         (COF)      COM        14040H105      $10,068,000
184,200       SH                   184,200
85,150               99,050
Celgene Corp.                       (CELG      COM        151020104       $8,020,000
125,000       SH                   125,000
66,800               58,200
Cerner Corp                         (CERN      COM        156782104       $9,403,000
113,750       SH                   113,750
57,700               56,050
Cirrus Logic Inc.                   (CRUS      COM        172755100         $406,000
13,600       SH                    13,600
13,600               0.00
Citigroup Inc.                      (C)        COM        172967424      $45,287,000
1,652,200       SH                  1,652,200
1,508,700             143,500
Coach Inc.                          (COH)      COM        189754104       $4,257,000
72,800       SH                    72,800
36,450               36,350
Coca-Cola Company                   (KO)       COM        191216100      $14,137,000
180,800       SH                   180,800
94,050               86,750
Conoco Phillips                     (COP)      COM        20825C104       $8,368,000
149,750       SH                   149,750
76,250               73,500
Cummins Inc                         (CMI)      COM        231021106       $6,959,000
71,810       SH                    71,810
33,310               38,500
Diamond Offshore Drilling           (DO)       COM        25271C102       $5,975,000
101,050       SH                   101,050
51,900               49,150
Dollar Tree Stores Inc.             (DLTR      COM        256746108       $6,413,000
119,200       SH                   119,200
64,000               55,200
EMC Corp/Mass                       (EMC)      COM        268648102       $8,211,000
320,350       SH                   320,350
171,700              148,650
Express Scripts Hldg Co             (ESRX      COM        30219G108       $9,195,000
164,700       SH                   164,700
84,050               80,650
Exxon Mobil Corporation             (XOM)      COM        30231G102      $20,639,000
241,200       SH                   241,200
124,600              116,600
Facebook                 30303M102  (FB)       CL A       30303M102       $3,731,000
120,000       SH                   120,000
59,400               60,600
Freeport McMoran Class B            (FCX)      COM        35671D857       $5,594,000
164,200       SH                   164,200
82,000               82,200
General Electric Co.                (GE)       COM        369604103       $9,070,000
435,200       SH                   435,200
217,350              217,850
Gilead Sciences Inc.                (GILD      COM        375558103      $10,103,000
197,025       SH                   197,025
103,975               93,050
Google - A                          (GOOG      CL A       38259P508      $12,512,000
21,570       SH                    21,570
11,920               9,650
Home Depot Inc.                     (HD)       COM        437076102      $12,903,000
243,500       SH                   243,500
124,200              119,300
Honeywell International Inc.        (HON)      COM        438516106      $11,400,000
204,150       SH                   204,150
100,800              103,350
Ingersoll-Rand Co.                  (IR)       SHS        G47791101       $6,766,000
160,400       SH                   160,400
74,300               86,100
Int'l Business Machines Corp.       (IBM)      COM        459200101      $15,677,000
80,155       SH                    80,155
44,555               35,600
Intel Corp.                         (INTC      COM        458140100       $4,784,000
179,500       SH                   179,500
106,850               72,650
JP Morgan Chase & Co.               (JPM)      COM        46625H100      $12,132,000
339,550       SH                   339,550
157,600              181,950
Juniper Networks Inc.               (JNPR      COM        48203R104       $4,424,000
271,250       SH                   271,250
139,750              131,500
Marathon Petroleum Corp             (MPC)      COM        56585A102       $6,821,000
151,850       SH                   151,850
71,200               80,650
Microsoft Corp.                     (MSFT      COM        594918104      $14,725,000
481,375       SH                   481,375
252,575              228,800
National Oilwell          637071101 (NOV)      COM        637071101       $6,637,000
103,000       SH                   103,000
52,900               50,100
Nike Inc.                           (NKE)      COM        654106103       $7,863,000
89,575       SH                    89,575
44,975               44,600
Nucor Corporation                   (NUE)      COM        670346105       $6,405,000
169,000       SH                   169,000
82,900               86,100
Oracle Corporation                  (ORCL      COM        68389X105       $9,653,000
325,000       SH                   325,000
126,400              198,600
Pepsico Inc.                        (PEP)      COM        713448108      $11,910,000
168,550       SH                   168,550
78,850               89,700
Perrigo Co.                         (PRGO      COM        714290103       $8,739,000
74,100       SH                    74,100
35,700               38,400
Pfizer Inc.                         (PFE)      COM        717081103      $15,901,000
691,360       SH                   691,360
355,300              336,060
Phillips 66                         (PSX)      COM        718546104       $2,489,000
74,875       SH                    74,875
38,125               36,750
Precision Castparts Corp.           (PCP)      COM        740189105       $8,231,000
50,040       SH                    50,040
25,390               24,650
Prudential Financial Inc.           (PRU)      COM        744320102       $7,855,000
162,200       SH                   162,200
75,300               86,900
Qualcomm Inc.                       (QCOM      COM        747525103      $11,807,000
212,050       SH                   212,050
107,300              104,750
Resmed Inc.                         (RMD)      COM        761152107         $548,000
17,550       SH                    17,550
17,550               0.00
Rockwell Automation                 (ROK)      COM        773903109       $7,765,000
117,550       SH                   117,550
58,550               59,000
Rowan Co. Inc.                      (RDC)      COM        779382100         $472,000
14,600       SH                    14,600
14,600               0.00
Salesforce.com                      (CRM)      COM        79466L302       $7,155,000
51,750       SH                    51,750
22,500               29,250
Schlumberger Ltd.                   (SLB)      COM        806857108      $10,402,000
160,250       SH                   160,250
81,550               78,700
Starbucks Corp.                     (SBUX      COM        855244109       $9,526,000
178,650       SH                   178,650
83,150               95,500
TJX Companies                       (TJX)      COM        872540109       $8,507,000
198,150       SH                   198,150
95,950              102,200
The Walt Disney Co.                 (DIS)   COM DISNEY    254687106      $12,346,000
254,550       SH                   254,550
120,650              133,900
Tibco Software                      (TIBX      COM        88632Q103         $480,000
16,050       SH                    16,050
16,050               0.00
Transocean Sedco Forex Inc.         (RIG)    REG SHS      G90078109       $4,835,000
108,100       SH                   108,100
50,500               57,600
VMware                              (VMW)    CL A COM     928563402       $5,563,000
61,100       SH                    61,100
27,500               33,600
Verizon Communications              (VZ)       COM        92343V104       $8,596,000
193,420       SH                   193,420
67,620              125,800
Wal-Mart Stores Inc.                (WMT)      COM        931142103      $14,247,000
204,350       SH                   204,350
101,600              102,750
Wells Fargo Company                 (WFC)      COM        949746101      $14,123,000
422,350       SH                   422,350
195,800              226,550
Whole Foods Market                  (WFM)      COM        966837106       $9,203,000
96,550       SH                    96,550
47,500               49,050
Zions Bancorporation                (ZION      COM        989701107       $2,361,000
121,600       SH                   121,600
56,250               65,350
Column Total                                                            $632,433,000

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